Unit-Based Compensation	12 Months Ended
Dec. 31, 2014
Unit-Based Compensation
Unit-Based Compensation

10. Unit-Based Compensation

Compensation of our Directors

The Non-Employee Director Compensation Plan provides each director that is neither an officer of the General Partner nor an employee or an affiliate of the General Partner with annualized compensation consisting of $35,000 in cash, payable quarterly, an annual grant of Common Units valued at $35,000 and additional cash compensation for attending meetings of the board of directors of the General Partner or a committee thereof.  The chairman of the audit committee of the board of directors shall be entitled to additional annualized cash compensation of $10,000 and the chairman of any other committee of the board of directors, as may be established at any time, shall be entitled to an amount in cash as determined by the board of directors.

Our Long‑Term Incentive Plan

In connection with the IPO, the board of directors of the General Partner adopted the Landmark Infrastructure Partners LP 2014 Long-Term Incentive Plan (the “LTIP”). The LTIP provides for the grant, from time to time at the discretion of the board of directors of the general partner or any committee thereof that may be established for such purpose or by any delegate of the board of directors or such committee, subject to applicable law (the “plan administrator”), of equity-based awards. The purpose of the LTIP is to promote the interests of the Partnership and the General Partner by providing incentive compensation awards to individuals providing services to the Partnership or the General Partner to encourage superior performance.  The LTIP is also intended to enhance the ability of the Partnership and the General Partner to attract and retain the services of individuals who are essential for the growth and profitability of the Partnership and the General Partner and to encourage these individuals to devote their best efforts to advancing the business of the Partnership and the General Partner. The LTIP will initially limit the number of units that may be delivered pursuant to vested awards to 785,000 Common Units, subject to proportionate adjustment in the event of unit splits and similar events, with such amount increased annually on the first day of each calendar year beginning January 1, 2016 and ending on and including January 1, 2024 by a number of Common Units equal to the least of (i) 1,570,000 Common Units, (ii) 2% of the total number of common and subordinated units outstanding on the last day of the immediately preceding calendar year and (iii) such smaller number of Common Units as determined by the board of directors of the General Partner. Common Units subject to awards that are cancelled, forfeited, withheld to satisfy exercise prices or tax withholding obligations, or otherwise terminated without delivery of the Common Units will be available for delivery pursuant to other awards. As of December 31, 2014, no awards have been issued under the LTIP.